Loans to and Investments in Associated Companies - Linkem (Details) - Linkem $ in Millions	Nov. 30, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	42.00%
Redemption value of convertible preferred stock	$ 107.6
Percentage of ownership upon conversion of preferred shares	56.00%
Percentage of total voting securities	48.00%